UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gatemore Capital Management, LLC
Address: 355 Lexington Avenue
         New York, NY  10017

13F File Number:  28-12536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David B. Ford
Title:     Managing Member
Phone:     (212) 772-9900

Signature, Place, and Date of Signing:

      /s/ David B. Ford     New York, NY     April 20, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $22,227 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANTIGENICS INC DEL             COM              037032109       98   200200 SH       SOLE                        0        0   200200
BANK OF AMERICA CORPORATION    COM              060505104       97    14262 SH       SOLE                        0        0    14262
BOSTON PRIVATE FINL HLDGS IN   COM              101119105       70    20000 SH       SOLE                        0        0    20000
CALUMET SPECIALTY PRODS PTNR   UT LTD PARTNER   131476103      222    20410 SH       SOLE                        0        0    20410
CITIGROUP INC                  COM              172967101       38    15000 SH       SOLE                        0        0    15000
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985R104      151    29400 SH       SOLE                        0        0    29400
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106      335    11176 SH       SOLE                        0        0    11176
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109      526    14261 SH       SOLE                        0        0    14261
GOLDMAN SACHS GROUP INC        COM              38141G104    15295   144261 SH       SOLE                        0        0   144261
HOLLY ENERGY PARTNERS L P      COM UT LTD PTN   435763107      223     9500 SH       SOLE                        0        0     9500
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      831    33016 SH       SOLE                        0        0    33016
ISHARES TR                     MSCI EAFE IDX    464287465      249    10035 SH       SOLE                        0        0    10035
ISHARES TR                     S&P 500 INDEX    464287200     1116    14020 SH       SOLE                        0        0    14020
ITEX Corporation               COM              465647204       57   100000 SH       SOLE                        0        0   100000
REGENCY ENERGY PARTNERS L P    COM UNITS L P    75885Y107      329    26343 SH       SOLE                        0        0    26343
SPDR TR                        UNIT SER 1       78462F103      262     3297 SH       SOLE                        0        0     3297
TARGA RESOURCES PARTNERS LP    COM UNIT         87611X105      268    29907 SH       SOLE                        0        0    29907
TEPPCO PARTNERS L P            UT LTD PARTNER   872384102      322    14233 SH       SOLE                        0        0    14233
TOWER SEMICONDUCTOR LTD        ORD              M87915100       56   268085 SH       SOLE                        0        0   268085
UNITEDHEALTH GROUP INC         COM              91324P102      301    14400 SH       SOLE                        0        0    14400
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858      697    29590 SH       SOLE                        0        0    29590
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858      684    29720 SH       SOLE                        0        0    29720